INVESTMENTS - Equity investments without readily determinable fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS
Initial cost basis	$ 44,886	$ 48,210
Accumulated impairment	(706)	(1,501)
Total carrying value	$ 44,180	$ 46,709